Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the year ended December 31, 2012, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$6,907
New loans	1,174
Repayments	(4,045)
Aggregate balance at the end of the year	$4,036